long-term debt (Details) $ in Millions, $ in Billions	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CAD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 27,256		$ 27,225
Lease liabilities	2,975		3,314
Long-term debt	30,231		30,539		$ 32,194
Current	3,802		3,102
Non-current	26,429		27,437
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	17,247		18,191
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities	2,093		952
Long-term debt	2,100	$ 1.5	1,000	$ 0.7
TELUS Corporation junior subordinated notes
Details of long-term debt
Long-term debt excluding Lease liabilities	7,403		7,250
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	34		295
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 479		$ 537